Other Long-term Liabilities, Asset Retirement Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Changes in aggregate asset retirement obligations [Roll Forward]
Beginning of period	$ 57.3	$ 50.9
Fair value of ARO acquired with APL merger	4.0	0.0
Change in cash flow estimate	3.8	2.1	$ 1.6
Accretion expense	5.3	4.5	4.0
Retirement of ARO	0.0	(0.2)
End of period	$ 70.4	$ 57.3	$ 50.9